SHARE-BASED PAYMENTS - Options (Details)	1 Months Ended	6 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
SHARE-BASED PAYMENTS
Number of options, granted during the period	1,200,000	1,200,000
Exercise price of the stock options, granted during the period | $ / shares	$ 4.55	$ 4.55
Period to date to date exercise price of options on cashless basis at their WVAP	20 days
Number of shares effective at period	1,200,000	1,200,000
Weighted average exercise price effective at period (per share) | $ / shares	$ 4.55	$ 4.55
Expense from share-based payment transactions with employees		$ 1,069,629
Stock options
SHARE-BASED PAYMENTS
Vesting period	3 years
Options that vest every 12 months (as a percent)	33.00%	33.00%